Equity-Based Compensation Expense	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement [Text Block]
13. EQUITY-BASED COMPENSATION EXPENSE
The Company’s Member Incentive Plan (the “Plan”) for its employees and officers provides for granting of options at the discretion of the Board of Directors. The Company measures and recognizes compensation expense for all equity-based awards using fair values as determined by the Black-Scholes model. Under the Plan, the total number of common units that may be optioned is 5,850,000 units of non-voting
Class C Common Units. Option terms under the Plan are 10 years. There were no options granted for the year ended December 31, 2020. There were no options granted for the nine months ended September 30, 2021 and 2020 (unaudited). There were 2,547,500 options granted for the year ended December 31, 2019. There were 541,900 and no Restricted Incentive Units (“RIUs”) granted for the nine months ended September 30, 2021 and 2020 (unaudited), respectively. The equity options that have been granted by the Company consist of time based (service condition awards) and performance based (performance condition awards). RIUs that have been granted by the Company have both service and performance vesting condition. As of December 31, 2020 and September 30, 2021 (unaudited), 725,375 and 189,725 options, respectively, are available for future grant.
Equity Options
The time based equity options vest 25% each year for 4 years. The performance-based options are eligible to vest 25% each year subject to the Company meeting certain annual Adjusted Earnings Before Interest, Income Tax, Depreciation and Amortization (“Adjusted EBITDA”) targets.
The following table summarizes the total equity-based compensation expense included in the Consolidated Statements of Operations:

	Year Ended December 31,		Nine Months Ended September 30,
	2020	2019	2021	2020

			(unaudited)
General and administrative	$657	$776	$382	$547

Total equity-based compensation expense	$657	$776	$382	$547

The Company received cash in the amount of $101, $3, $18, and $33 from the exercise of equity options for the year ended December 31, 2020 and 2019 and for the nine months ended September 30, 2021 and 2020 (unaudited), respectively. The tax benefit from equity options exercised were $28, $1, $6 and $10 for the year ended December 31, 2020 and 2019 and for the nine months ended September 30, 2021 and 2020 (unaudited), respectively.
The estimated income tax benefit of equity-based compensation expense included in the provision for income taxes were approximately $181, $214, $105, and $161, for the year ended December 31, 2020 and 2019 and for the nine months ended September 30, 2021 and 2020 (unaudited), respectively. No equity-based compensation costs were capitalized in any period.
During 2019, the Company granted certain directors and officers of the Company an aggregate of 2,547,500 options at a strike price of $1.15. Of the options granted, there were time-based options and performance-based options, which vest upon achievement of the following performance milestones:

•	25% vest on the later of (i) December 31, 2019, or (ii) the date which is the 12-month anniversary of the Initial Vesting Date if 90% of Adjusted EBITDA milestones are achieved

•	25% vest on the later of (i) December 31, 2020 or (ii) the date which is the 12-month anniversary of the Initial Vesting Date if 90% of Adjusted EBITDA milestones are achieved

•	25% vest on the later of (i) December 31, 2021, or (ii) the date which is the 12-month anniversary of the Initial Vesting Date if 90% of Adjusted EBITDA milestones are achieved

•	25% vest on the later of (i) December 31, 2022, or (ii) the date which is the 12-month anniversary of the Initial Vesting Date if 90% of Adjusted EBITDA milestones are achieved
During the year ended December 31, 2020 and the nine months ended September 30, 2021 and 2020 (unaudited), the Company did not approve any options to be granted to employees of the Company.
For any milestones not met in the defined timeframe, the recipient will be eligible to vest in the unvested portion upon achievement of the subsequent milestone. As of December 31, 2020, and 2019, the Company approved the performance goal for Adjusted EBITDA and recognized $136 and $197, related to these options, which is included in the $657 and $776 of equity-based compensation costs in 2020 and 2019, respectively. As of September 30, 2021, and 2020 (unaudited), the Company approved the performance goal for Adjusted EBITDA and recognized $63 and $123, related to these options, which is included in the $382 and $547 of equity-based compensation costs in the respective nine-month period.
The following summarizes the Company’s equity option plan and the activity for the years ended December 31, 2020 and 2019 and for the nine months ended September 30, 2021 (unaudited):

	Equity Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2018	3,328,500	$0.78	8.18
Granted	2,547,500	1.15
Exercised	—	—
Forfeited	(138,750)	0.75
Outstanding at December 31, 2019	5,737,250	$0.95	8.26
Granted	—	—
Exercised	(120,000)	0.84
Forfeited	(646,875)	1.00

Outstanding at December 31, 2020	4,970,375	$0.94	6.04

Vested or expect to vest as of December 31, 2020	4,970,375	$0.94	6.04

Vested and exercisable at December 31, 2020	3,745,500	$0.92	5.44

	Equity Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
	(unaudited)
Outstanding at December 31, 2020	4,970,375	$0.94	6.04
Granted	—	—
Exercised	(21,250)	0.85
Forfeited	(6,250)	1.15

Outstanding at September 30, 2021	4,942,875	$0.94	5.46

Vested or expect to vest as of September 30, 2021	4,942,875	$0.94	5.46

Vested and exercisable at September 30, 2021	3,789,250	$0.89	4.57

The aggregate intrinsic value of vested and expected to vest at September 30, 2021 (unaudited) and December 31, 2020 is $75,041 and $0, respectively. The weighted average fair value of options granted in 2019 was $0.68 on the dates of grant.
As of September 30, 2021 (unaudited) and December 31, 2020, there were approximately $448 and $776 total unrecognized compensation cost related to non-vested
equity-based compensation arrangements, respectively, which is expected to be recognized over a weighted average period of 1.13 years and 1.88 years, respectively.
Restricted Incentive Units (“RIUs”)
On July 28, 2021, the Company granted 541,900 RIUs to employees of the Company at a fair value of $16.12 per unit. The RIU’s are subject to terms and conditions of the Restricted Interest Unit Agreement (“RIU
Agreement”). The awards expire at the earlier of settlement or the tenth anniversary of the grant date. If a participant terminates service, any portion of an RIUs that have not been settled by the Company by the termination date shall be forfeited.
Compensation expense related to RIUs granted to certain employees is based on the fair value of the common units valued on the grant date. RIUs vest upon satisfaction of both the participants’ continued employment and a liquidity event. The RIUs therefore have a service condition and a performance condition. The RIUs’ service condition is satisfied fifty percent (50%) as of the first anniversary of the vesting start date and the remaining fifty percent (50%) in four substantially equal installments every three months thereafter (12.5% per quarter, such that the service requirement is fully satisfied on the second anniversary of the vesting start date). The performance condition is met by the completion of a liquidity requirement, which is defined as a sale of the Company or the date that the Common Units covered by the applicable RIUs are transferable via a sale through the public markets via a national securities exchange. The Company will recognize compensation expense for the RIUs upon the liquidity event occurring to the extent the participants’ service condition is satisfied. The liquidity event is not considered probable until the date of the event, as the event is outside the Company’s control. No awards have vested as of September 30, 2021 (unaudited) and no awards have been cancelled.
A summary of the RIU activity for the nine months ended September 30, 2021 (unaudited), is as follows:

	Equity Option Awards	Weighted Average Grant-Date Fair Value per Unit
Nonvested as of December 31, 2020	—	$—
Granted	541,900	16.12
Vested	—	—
Forfeited	—	—
Nonvested as of September 30, 2021	541,900	$16.12
As of September 30, 2021 (unaudited), there was $8,735 of total unrecognized compensation expense related to the RIUs.
Valuation Assumptions
The Company estimates the fair value of equity options using the Black-Scholes model. The fair value of each option grant is estimated on the date of grant using the Black-Scholes model and the straight-line approach with the following weighted-average assumptions:

2019 Grants
Expected term (years)	7.0
Expected volatility	58.5%
Risk free interest rate	2.14%
Expected dividend yield	—
Expected volatility:    There is no active external or internal market for the Company’s common units. Thus, it was not possible to estimate the expected volatility of the Company’s unit price in estimating fair value of options granted. Accordingly, as a substitute for such volatility, the Company used the historical volatility of the common stock of other companies in the same industry over a period of time commensurate with the expected term of the options awarded.

Expected dividend yield:    The Company does not anticipate that dividends will be distributed in the near future.
Expected term:    The Company’s expected term represents the period that the awards are expected to be outstanding and was determined as a function of contractual terms of the equity-based awards and vesting schedules. The Company uses the simplified method of calculation for estimating expected term, since the simplified method provides a reasonable estimate in comparison to actual experience.
Risk-free interest rate:    The Company bases the risk-free interest rate used in the Black-Scholes model on implied yield currently available on U.S. Treasury zero-coupon
issues with an equivalent remaining term.